Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities (note 14):
Net income	¥ 608,749	¥ 392,638	¥ 222,074
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation excluding property on operating leases	442,318	335,536	345,105
Depreciation of property on operating leases	352,402	254,933	209,762
Deferred income taxes	45,426	53,252	49,661
Equity in income of affiliates	(132,471)	(82,723)	(100,406)
Dividends from affiliates	98,955	84,705	95,106
Provision for credit and lease residual losses on finance subsidiaries-receivables	18,904	10,059	13,032
Impairment loss on investments in securities			1,062
Damaged and impairment loss on long-lived assets excluding property on operating leases (note 1(u))			10,590
Impairment loss on property on operating leases	3,301	4,773	1,514
Loss (gain) on derivative instruments, net	(39,376)	35,027	(1,847)
Decrease (increase) in assets:
Trade accounts and notes receivable	(92,638)	(90,495)	(35,475)
Inventories	(2,901)	(74,662)	(154,222)
Other current assets	(7,363)	2,019	2,883
Other assets	(59,816)	(27,243)	(24,000)
Increase (decrease) in liabilities:
Trade accounts and notes payable	70,988	(95,192)	242,814
Accrued expenses	49,718	52,021	(25,718)
Income taxes payable	(8,688)	21,764	(7,568)
Other current liabilities	31,404	(4,489)	(12,395)
Other liabilities	(53,815)	(4,384)	(14,744)
Other, net	(95,906)	(66,795)	(55,690)
Net cash provided by operating activities	1,229,191	800,744	761,538
Cash flows from investing activities:
Increase in investments and advances	(45,617)	(34,426)	(23,129)
Decrease in investments and advances	58,243	19,850	14,647
Payments for purchases of available-for-sale securities	(44,459)	(5,642)	(1,784)
Proceeds from sales of available-for-sale securities	14,501	1,347	1,879
Payments for purchases of held-to-maturity securities	(20,771)	(5,186)	(26,078)
Proceeds from redemptions of held-to-maturity securities	3,358	17,005	47,193
Proceeds from sales of subsidiaries, net of cash and cash equivalents disposed	9,129
Proceeds from sales of investments in affiliates	5,363		9,957
Capital expenditures	(774,006)	(626,879)	(397,218)
Proceeds from sales of property, plant and equipment	34,069	44,182	23,260
Proceeds from insurance recoveries for damaged property, plant and equipment (note 1(u))	6,800	9,600	16,217
Acquisitions of finance subsidiaries-receivables	(2,792,774)	(1,951,802)	(1,784,720)
Collections of finance subsidiaries-receivables	2,354,029	1,833,669	1,765,204
Purchases of operating lease assets	(1,127,840)	(793,118)	(683,767)
Proceeds from sales of operating lease assets	611,317	418,086	365,270
Other, net	(86)	3,558
Net cash used in investing activities	(1,708,744)	(1,069,756)	(673,069)
Cash flows from financing activities:
Proceeds from short-term debt	8,559,288	6,775,636	6,778,336
Repayments of short-term debt	(8,563,616)	(6,621,897)	(6,882,932)
Proceeds from long-term debt	1,588,826	1,101,469	1,151,971
Repayments of long-term debt	(1,039,595)	(970,702)	(967,588)
Dividends paid (note 12)	(142,381)	(129,765)	(108,138)
Dividends paid to noncontrolling interests	(9,677)	(6,250)	(15,763)
Sales (purchases) of treasury stock, net	(25)	(7)	(7)
Other, net	(22,265)	(28,917)	(24,109)
Net cash provided by (used in) financing activities	370,555	119,567	(68,230)
Effect of exchange rate changes on cash and cash equivalents	71,784	108,460	(52,150)
Net change in cash and cash equivalents	(37,214)	(40,985)	(31,911)
Cash and cash equivalents at beginning of year	1,206,128	1,247,113	1,279,024
Cash and cash equivalents at end of year	¥ 1,168,914	¥ 1,206,128	¥ 1,247,113